                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


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1.  Name and address of issuer:
                                The Victory Portfolios
                                3435 Stelzer Road
                                Columbus, Ohio 43219-3035

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2.  Name of each series or class of funds for which this notice is filed:

                                SEE ATTACHED PAGE(1)

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3.  Investment Company Act File Number:     811-4852
                                            ------------

    Securities Act File Number: 33-8982
                                ------------

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4.  Last day of the fiscal year for which this notice is filed:

                                OCTOBER 31, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                   [     ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:



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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                NONE

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                   12,913,123,217 Price
                                   12,019,785,605 Shares

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:

                               12,913,123,217 Price
                               12,019,785,605 Shares

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                   182,331,614 Price
                                                    64,045,091 Shares

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12.

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                  $12,913,123,217
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                            $   182,331,614
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                 $11,602,784,568
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                 $             0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:       $ 1,492,670,263
                                                                 --------------

   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or registration:    $         /3300
                                                                 --------------

  (vii) Fee Due:                                                $    452,324.32
                                                                 --------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.

                                                        [  X  ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               12/23/96

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin L. Martin
                         ----------------------------------------------

                         Kevin L. Martin, Treasurer
                         ----------------------------------------------



Date              12/23/96
    ----------------------

  *Please print the name and title of the signing officer below the signature.

                             THE VICTORY PORTFOLIOS
                             ----------------------


                             PRIME OBLIGATIONS

                             US GOVERNMENT OBLIGATIONS
                                  Class A

                             TAX-FREE MONEY MARKET

                             OHIO MUNICIPAL MONEY MARKET

                             INSTITUTIONAL MONEY MARKET
                                  Class A
                                  Class B

                             FINANCIAL RESERVES

                             DIVERSIFIED STOCK
                                  Class A
                                  Class B

                             OHIO REGIONAL STOCK
                                  Class A
                                  Class B

                             LIMITED TERM INCOME

                             GOVERNMENT MORTGAGE

                             OHIO MUNICIPAL BOND

                             INTERNATIONAL GROWTH
                                  Class A
                                  Class B

                             BALANCED
                                  Class A
                                  Class B

                             VALUE

                             SPECIAL VALUE
                                  Class A
                                  Class B

                             SPECIAL GROWTH

                             STOCK INDEX

                             GROWTH

                             INVESTMENT QUALITY BOND

                             INTERMEDIATE INCOME

                             NATIONAL MUNICIPAL BOND
                                  Class A
                                  Class B

                             FUND FOR INCOME

                             NEW YORK TAX-FREE
                                  Class A
                                  Class B

                             GOVERNMENT BOND
                                  Class A
                                  Class B

                       KRAMER, LEVIN, NAFTALIS & FRANKEL
                                919 THIRD AVENUE
                           NEW YORK, N.Y. 10022-3852
                                 (212) 715-9100



                               December 23, 1996



The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio 43219-3035

          Re:  The Victory Portfolios
               File No. 33-8982; ICA No. 811-4852
               ----------------------------------

Gentlemen:

          We have acted as counsel to The Victory Portfolios (the "Company"), a Delaware business trust created under a written Certificate of Trust dated, executed and filed with the Secretary of State of the State of Delaware on December 6, 1995, and governed by a Trust Instrument dated and executed on such date (the "Trust Instrument"), in connection with the public offering of the Company's transferable shares of beneficial interest without par value, and on various other securities and general matters. At the close of business on February 29, 1996, the Company was reorganized as a Delaware business trust from a Massachusetts business trust (the "Predecessor Company") created under a written Declaration of Trust dated and executed February 5, 1986, and delivered in Boston, Massachusetts on February 6, 1986, as amended on September 23, 1986, and October 23, 1986, and amended and restated on September 6, 1994 and amended as of September 28, 1995. Effective at the close of business on February 29, 1996, the Company adopted as its own the Registration Statement on Form N-1A, as amended (File No. 33-8982) (the "Registration Statement"), of the Predecessor Company for purposes of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and adopted the Notification of Registration on Form N-8A (File No. 811-4851) of the Company for purposes of the 1940 Act. The Trustees of the Company have the powers set forth in the Trust Instrument, subject to the terms, provisions and conditions therein provided. Under Article II, Section 2.01 of



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KRAMER, LEVIN, NAFTALIS & FRANKEL


The Victory Portfolios
December 23, 1996
Page 2



the Trust Instrument, the number of shares of beneficial interest authorized to be issued under the Trust Instrument is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Under Article II,
Section 2.06 of the Trust Instrument, the Trustees may issue shares of any series or class for such consideration and on such terms as they may determine without action or approval of shareholders.

          Pursuant to Article II, Section 2.06, the Trustees established separate series of shares (collectively, the "Funds") designated as follows:

     Balanced Fund (Class A, Class B and Key Shares)
     Diversified Stock Fund (Class A and Class B Shares)
     Financial Reserves Fund
     Fund For Income
     Government Bond Fund (Class A and Class B Shares)
     Government Mortgage Fund
     Growth Fund
     Institutional Money Market Fund (Service Class and Investor Class Shares) Intermediate Income Fund
     International Growth Fund (Class A and Class B Shares)
     Investment Quality Bond Fund
     Limited Term Income Fund
     National Municipal Bond Fund (Class A and Class B Shares)
     New York Tax-Free Fund (Class A and Class B Shares)
     Ohio Municipal Bond Fund
     Ohio Municipal Money Market Fund
     Ohio Regional Stock Fund (Class A and Class B Shares)
     Prime Obligations Fund
     Special Growth Fund
     Special Value Fund (Class A and Class B Shares)
     Stock Index Fund
     Tax-Free Money Market Fund
     U.S. Government Obligations Fund (Investor Class and Service Class Shares) Value Fund

          We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Company (and the Predecessor Company) has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Company is filing with the Commission the Notice attached hereto





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KRAMER, LEVIN, NAFTALIS & FRANKEL


The Victory Portfolios
December 23, 1996
Page 3



making definite the registration of shares of beneficial interest of the Company and the Predecessor Company (the "Shares"), sold in reliance upon Rule 24f-2 during the fiscal year ended October 31, 1996.

          We have reviewed, insofar as it relates or pertains to the Company, the Registration Statement, pursuant to which Shares were sold. We have also examined originals or copies, certified or otherwise identified to our satisfaction, of such documents, trust records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuineness of all signatures and original documents and the conformity to the original documents of all copies submitted.

          We are members only of the New York bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massachusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances. As to matters involving Delaware law, we have relied solely upon an opinion of Morris, Nichols, Arsht & Tuthill, special Delaware counsel to the Company, a copy of which is attached as Exhibit A, and our opinion is subject to the qualifications and limitations set forth therein, which are incorporated herein by reference as though fully set forth herein.

          Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Company's Trust Instrument, the Predecessor Company's Declaration of Trust and the Registration Statement, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

          We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.

                               Very truly yours,


                               KRAMER, LEVIN, NAFTALIS & FRANKEL

                               December 23, 1996



The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio 43219-3035

          Re:  The Victory Portfolios
               ----------------------

Ladies and Gentlemen:

          We have acted as special Delaware counsel to The Victory Portfolios, a Delaware business trust (the "Trust"), in connection with certain matters relating to the organization of the Trust and the issuance of Shares of beneficial interest in the Trust. Capitalized terms used herein and not otherwise herein defined are used as defined in the Trust Instrument of the Trust dated December 6, 1995 (the "Governing Instrument").

          We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Trust registered an indefinite number of Shares under the Securities Act of 1933, as amended. We further understand that the Trust is about to file with the Securities and Exchange Commission a notice pursuant to Rule 24f-2 under the 1940 Act (the "Notice") making definite the registration of shares of beneficial interest of The Victory Portfolios, a Massachusetts business trust and the predecessor to the Trust (the "Predecessor Trust"), and shares of beneficial interest of the Trust ("Trust Shares") sold in reliance upon Rule 24f-2 during the period from November 30, 1995 through October 31, 1996.

          In rendering this opinion, we have examined copies of the following documents, each in the form provided to us: the Certificate of Trust of the Trust as filed in the Office of the Secretary of State of the State of Delaware (the "Recording Office") on December 21, 1995 (the "Certificate"); the Governing Instrument; the Bylaws of the Trust; certain resolutions of the Trustees of the Trust; Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Predecessor Trust (the "Registration Statement") by which the Trust adopted the Registra-
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The Victory Portfolios
December 23, 1996
Page 2



tion Statement and the Predecessor Trust's Notification of Registration and Registration Statement under the Investment Company Act of 1940 as filed with the Securities and Exchange Commission on December 28, 1995; the Notice; and a certification of good standing of the Trust obtained as of a recent date from the Recording Office. In such examinations, we have assumed the genuineness of all signatures, the conformity to original documents of all documents submitted to us as copies or drafts of documents to be executed, and the legal capacity of natural persons to complete the execution of documents. We have further assumed for the purpose of this opinion: (i) the due authorization, execution and delivery by, or on behalf of, each of the parties thereto of the above-referenced instruments, certificates and other documents, and of all documents contemplated by the Governing Instrument and applicable resolutions of the Trustees to be executed by investors desiring to become Shareholders; (ii) the payment of consideration for Shares, and the application of such consideration, as provided in the Governing Instrument, and compliance with the other terms, conditions and restrictions set forth in the Governing Instrument and all applicable resolutions of the Trustees in connection with the issuance of Shares (including, without limitation, the taking of all appropriate action by the Trustees to designate Series of Shares and the rights and preferences attributable thereto as contemplated by the Governing Instrument); (iii) that appropriate notation of the names and addresses of, the number of Shares held by, and the consideration paid by, Shareholders will be maintained in the appropriate registers and other books and records of the Trust in connection with the issuance or transfer of Shares; (iv) that no event has occurred subsequent to the filing of the Certificate that would cause a termination or dissolution of the Trust under Sections 11.04 or 11.05 of the Governing Instrument; (v) that the activities of the Trust have been and will be conducted in accordance with the terms of the Governing Instrument and the Delaware Act; and (vi) that each of the documents examined by us is in full force and effect and has not been modified, supplemented or otherwise amended except as herein referenced. No opinion is expressed herein with respect to the requirements of, or compliance with, federal or state securities or blue sky laws. Further, we express no opinion on the sufficiency or accuracy of the Registration Statement, or any other registration or offering documentation relating to the Trust or the Shares. As to any facts material to our opinion, other than those assumed, we have relied without independent investigation on the above-referenced documents and on the accuracy, as of the date hereof, of the matters therein contained.

          Based on and subject to the foregoing, and limited in all respects to matters of Delaware law, it is our opinion that:
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The Victory Portfolios
December 23, 1996
Page 3



          1. The Trust is a duly organized and validly existing business trust in good standing under the laws of the State of Delaware.

          2. The Trust Shares subject to the Notice constitute legally issued, fully paid and non-assessable Shares of beneficial interest in the Trust.

          3. Under the Delaware Act and the terms of the Governing Instrument, each Shareholder of the Trust, in such capacity, will be entitled to the same limitation of personal liability as that extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware; provided, however, that we express no opinion with respect to the liability of any Shareholder who is, was or may become a named Trustee of the Trust.

          We understand that the firm of Kramer, Levin, Naftalis & Frankel wishes to rely on this opinion as to matters of Delaware in connection with its opinion to be filed with the Notice (the "Kramer Levin Opinion"), and we hereby consent to such reliance. We further consent to the filing of a copy of this opinion with the Securities and Exchange Commission together with the Kramer Levin Opinion and the Notice. In giving this consent, we do not thereby admit that we come within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder. Except as provided in this paragraph, the opinion set forth above is expressed solely for the benefit of the addressee hereof in connection with the matters contemplated hereby and may not be relied upon by, or filed with, any person or entity or for any other purpose without our prior written consent.

                                                Sincerely,

                                                MORRIS, NICHOLS, ARSHT & TUNNELL